Average Annual Total Returns - A C I Shares - JPMorgan Hedged Equity Fund	Class A Life of Fund since	Class A 1 Year	Class A 5 Years	Class A Inception Date	Class A Return After Taxes on Distributions Life of Fund since	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Life of Fund since	Class C 1 Year	Class C 5 Years	Class I Life of Fund since	Class I 1 Year	Class I 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	8.20%	14.10%	9.65%	Dec. 13, 2013	7.90%	13.78%	9.35%	6.50%	8.55%	7.60%	7.10%	7.77%	8.20%	7.39%	12.22%	8.83%	13.48%	18.40%	15.22%	0.86%	0.67%	1.20%